NUVEEN MULTI-ASSET INCOME FUND

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE PROSPECTUS DATED JANUARY 19, 2017

The following changes are effective immediately:

1.	The third and fourth paragraphs of the section entitled “Fund Summaries – Nuveen Multi-Asset Income Fund – Principal Investment Strategies” are deleted and replaced with the following:

The fixed-income instruments in which the Fund may invest include debt securities of the U.S. government and other governments throughout the world (including emerging markets) as well as their agencies and instrumentalities and government-sponsored enterprises; domestic and foreign corporate debt obligations; residential and commercial mortgage-backed securities; asset-backed securities; fixed and floating rate loans, including senior loans and secured and unsecured junior loans; debt obligations of master limited partnerships (MLPs); municipal securities; certain hybrid preferred securities; and contingent capital securities. The Fund may invest in debt securities of any rating (including below-investment-grade debt securities, commonly known as “high yield” or “junk” bonds) and in debt securities that are unrated. There is no limitation on the maturities or duration of the instruments in which the Fund may invest. Duration is a measure used to estimate how much the value of a debt security will change with a given change in interest rates.

The equity securities in which the Fund may invest include those of issuers of any market capitalization located throughout the world (including the U.S. and emerging markets) and across various investment styles (e.g., growth- or value-oriented styles). These securities may include domestic common stocks; ordinary shares of non-U.S. companies; depositary receipts; traditional and certain hybrid preferred securities; convertible securities; MLPs and other partnership interests; and real estate investment trusts (REITs). The Fund intends to focus on dividend paying equity securities although it may also invest in non-dividend paying equity securities to meet its objective of capital appreciation.

2.	The third and fourth paragraphs of the section entitled “Fund Summaries – Nuveen Multi-Asset Income Tax-Aware Fund – Principal Investment Strategies” are deleted and replaced with the following:

The debt securities in which the Fund may invest include municipal bonds that pay interest that is exempt from regular federal personal income tax, including municipal obligations issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories (such as Puerto

Rico, the U.S. Virgin Islands and Guam). The Fund may invest in all types of municipal obligations, including general obligation bonds, revenue bonds and participation interests in municipal leases. The Fund may invest in zero coupon bonds, which are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. The Fund may also invest in taxable debt securities, including debt securities of the U.S. government and other governments throughout the world (including emerging markets) as well as their agencies and instrumentalities and government-sponsored enterprises; domestic and foreign corporate debt obligations; residential and commercial mortgage-backed securities; asset-backed securities; fixed and floating rate loans, including senior loans and secured and unsecured junior loans; debt obligations of master limited partnerships (MLPs); certain hybrid preferred securities; and contingent capital securities. The Fund may invest in debt securities of any rating (including below-investment-grade debt securities, commonly known as “high yield” or “junk” bonds) and in debt securities that are unrated. There is no limitation on the maturities or duration of the instruments in which the Fund may invest. Duration is a measure used to estimate how much the value of a debt security will change with a given change in interest rates.

The equity securities in which the Fund may invest include those of issuers of any market capitalization located throughout the world (including the U.S. and emerging markets) and across various investment styles (e.g., growth- or value-oriented styles). These securities may include domestic common stocks; ordinary shares of non-U.S. companies; depositary receipts; traditional and certain hybrid preferred securities; convertible securities; MLPs and other partnership interests; and real estate investment trusts (REITs). The Fund intends to focus on dividend paying equity securities although it may also invest in non-dividend paying equity securities to meet its objective of capital appreciation.

3.	The sections entitled “Fund Summaries – Nuveen Multi-Asset Income Fund – Principal Risks – Contingent Capital Security Risk” and “Fund Summaries – Nuveen Multi-Asset Income Tax-Aware Fund – Principal Risks – Contingent Capital Security Risk” are deleted and replaced with the following:

Contingent Capital Security Risk—Contingent capital securities (sometimes referred to as “CoCos”) have loss absorption mechanisms benefitting the issuer built into their terms. Upon the occurrence of a specified trigger or event, CoCos may be subject to automatic conversion into the issuer’s common stock, which likely will have declined in value and which will be subordinate to the issuer’s other classes of securities, or to an automatic write-down of the principal amount of the securities, potentially to zero, which could result in the Fund losing a portion or all of its investment in such securities. CoCos are often rated below investment grade and are subject to the risks of high yield securities.

4.	The section entitled “How We Manage Your Money – More About Our Investment Strategies – Contingent Capital Securities” is deleted and replaced with the following:

Contingent Capital Securities

Contingent capital securities (sometimes referred to as “CoCos”) are hybrid securities, issued primarily by non-U.S. financial institutions, which have loss absorption mechanisms benefitting the issuer built into their terms. CoCos generally provide for mandatory conversion into the common stock of the issuer or a write-down of the principal amount or value of the CoCos upon the occurrence of certain triggers linked to regulatory capital thresholds. In addition, they may provide for mandatory conversion or a principal write-down upon the occurrence of certain events such as regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. Equity conversion or principal write-down features are tailored to the issuer and its regulatory requirements and, unlike traditional convertible securities, conversions are not voluntary.

5.	The section entitled “How We Manage Your Money – What the Risks Are – Principal Risks – Contingent capital securities risk” is deleted and replaced with the following:

Contingent capital securities risk: A loss absorption mechanism trigger event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition (e.g., a decrease in the issuer’s capital ratio) and status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the trigger event, the market price of the issuer’s common stock received by a fund will have likely declined, perhaps substantially, and may continue to decline, which may adversely affect the fund’s net asset value. Further, the issuer’s common stock would be subordinate to the issuer’s other classes of securities and therefore would worsen the fund’s standing in a bankruptcy proceeding. In addition, because the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero. In view of the foregoing, CoCos are often rated below investment grade and are subject to the risks of high yield securities.

CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in a fund losing a portion or all of its investment in such securities. In addition, a fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.

In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. There is no guarantee that a fund will receive a return of principal on CoCos. Any indication that an automatic write-down or conversion event may occur can be expected to have a material adverse effect on the market price of CoCos.

The prices of CoCos may be volatile. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo may cause a decline in value of one or more CoCos held by a fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other similarly structured securities.

CoCos are issued primarily by financial institutions. Therefore, CoCos present substantially increased risks at times of financial turmoil, which could affect financial institutions more than companies in other sectors and industries.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MAIP-0917P

NUVEEN MULTI-ASSET INCOME FUND

NUVEEN MULTI-ASSET INCOME TAX-AWARE FUND

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 19, 2017

The following changes are effective immediately:

1.	The section entitled “Investment Policies and Techniques—Equity Securities—Contingent Capital Securities” is deleted in its entirety.

2.	The following subsection is added to the section entitled “Investment Policies and Techniques”:

Contingent Capital Securities

Contingent capital securities (sometimes referred to as “CoCos”) are hybrid securities, issued primarily by non-U.S. financial institutions, which have loss absorption mechanisms benefitting the issuer built into their terms. CoCos generally provide for mandatory conversion into the common stock of the issuer or a write-down of the principal amount or value of the CoCos upon the occurrence of certain “triggers” linked to regulatory capital thresholds. In addition, they may provide for mandatory conversion or a principal write-down upon the occurrence of certain events such as regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. Equity conversion or principal write-down features are tailored to the issuer and its regulatory requirements and, unlike traditional convertible securities, conversions are not voluntary.

A trigger event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition (e.g., a decrease in the issuer’s capital ratio) and status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the trigger event, the market price of the issuer’s common stock received by a Fund will have likely declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s net asset value. Further, the issuer’s common stock would be subordinate to the issuer’s other classes of securities and therefore would worsen a Fund’s standing in a bankruptcy proceeding. In addition, because the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero. In view of the foregoing, CoCos are often rated below investment grade and are subject to the risks of high yield securities.

CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in a Fund losing a portion or all of its investment in such securities. In addition, a Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.

In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. The prices of CoCos may be volatile. There is no guarantee that a Fund will receive a return of principal on CoCos. Any indication that an automatic write-down or conversion event may occur can be expected to have a material adverse effect on the market price of CoCos.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-MAISAI-0917P

NUVEEN NWQ FLEXIBLE INCOME FUND

SUPPLEMENT DATED SEPTEMBER 29, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2017

The following changes are effective immediately:

1.	The section entitled “Investment Policies and Techniques—Preferred Securities” is deleted and replaced with the following:

Preferred Securities

The Fund may invest in preferred securities with different distribution structures. The various coupon structures may be broadly characterized as follows:

•	Fixed Rate Preferred Securities are preferred securities that pay a fixed rate of interest throughout the life of the security and tend to exhibit more price volatility during times of rising or falling interest rates than securities with variable or floating rates of interest. The value of fixed-rate securities tends to fall when interest rates rise (and vice versa).
•	Fixed-to-Fixed Preferred Securities are preferred securities that have a distribution rate of payment that is fixed for a certain period (typically five or ten years when first issued) and such period is usually aligned with the first call date. After the defined period expires, the fixed distribution rate then resets to another fixed distribution rate, according to a specified formula, and typically resets with the same longer-term frequency for the remaining life of the security (typically five or ten years).
•	Fixed-to-Floating Preferred Securities are preferred securities that have a distribution rate of payment that is fixed for a certain period (typically five or ten years when first issued) and such period is usually aligned with the first call date. After this period, distribution rates vary for the remaining life of the security, periodically adjusting according to a specified formula, usually with reference to some interest rate index or market interest rate. The value of fixed-to-floating preferred securities may fluctuate less in response to market interest rate movements than the value of preferred securities with a fixed interest rate, because the interest rate paid by fixed-to-floating preferred securities is variable.
•

Floating-Rate Preferred Securities are preferred securities that offer a distribution rate of payment that resets periodically (commonly every 90 days) to an increment over some predetermined interest rate index or benchmark rate. Some commonly used indices include the 3-month U.S. Treasury bill rate, the 180-day U.S. Treasury bill, or the one-month or three-month LIBOR. The value of floating-rate preferred securities may fluctuate less in response to market interest rate movements than the value of preferred securities with a fixed interest rate.

As a general matter, dividend or interest payments on preferred securities may be cumulative or non-cumulative. Although issuers of cumulative preferred securities generally can defer distributions for a specified period of time, no redemption can typically take place unless all cumulative payment obligations have been met. Issuers may, however, be able to engage in open-market repurchases without regard to any cumulative dividends payable. For non-cumulative preferred securities, the issuer does not have any obligation with respect to skipped payments.

Preferred securities may be issued with either a final maturity date, or as a perpetual structure. In certain instances, a final maturity date may be extended and/or the final payment of principal may be deferred at the issuer’s option for a specified time without any adverse consequence to the issuer.

2.	The following subsection is added to the section entitled “Investment Policies and Techniques”:

Contingent Capital Securities

The Fund may invest in contingent capital securities. Contingent capital securities (sometimes referred to as “CoCos”) are hybrid securities, issued primarily by non-U.S. financial institutions, which have loss absorption mechanisms benefitting the issuer built into their terms. CoCos generally provide for mandatory conversion into the common stock of the issuer or a write-down of the principal amount or value of the CoCos upon the occurrence of certain “triggers” linked to regulatory capital thresholds. In addition, they may provide for mandatory conversion or a principal write-down upon the occurrence of certain events such as regulatory actions calling into question the issuing banking institution’s continued viability as a going-concern. Equity conversion or principal write-down features are tailored to the issuer and its regulatory requirements and, unlike traditional convertible securities, conversions are not voluntary.

A trigger event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition (e.g., a decrease in the issuer’s capital ratio) and status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the trigger event, the market price of the issuer’s common stock received by the Fund will have likely declined, perhaps substantially, and may continue to decline, which may adversely affect the Fund’s net asset value. Further, the issuer’s common stock would be subordinate to the issuer’s other classes of securities and therefore would worsen the Fund’s standing in a bankruptcy proceeding. In addition, because the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero. In view of the foregoing, CoCos are often rated below investment grade and are subject to the risks of high yield securities.

CoCos may be subject to an automatic write-down (i.e., the automatic write-down of the principal amount or value of the securities, potentially to zero, and the cancellation of the securities) under certain circumstances, which could result in the Fund losing a portion or all of its investment in such securities. In addition, the Fund may not have any rights with respect to repayment of the principal amount of the securities that has not become due or the payment of interest or dividends on such securities for any period from (and including) the interest or dividend payment date falling immediately prior to the occurrence of such automatic write-down. An automatic write-down could also result in a reduced income rate if the dividend or interest payment is based on the security’s par value. Coupon payments on CoCos may be discretionary and may be cancelled by the issuer for any reason or may be subject to approval by the issuer’s regulator and may be suspended in the event there are insufficient distributable reserves.

In certain scenarios, investors in CoCos may suffer a loss of capital ahead of equity holders or when equity holders do not. The prices of CoCos may be volatile. There is no guarantee that the Fund will receive a return of principal on CoCos. Any indication that an automatic write-down or conversion event may occur can be expected to have a material adverse effect on the market price of CoCos.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NFISAI-0917P